Note 6 - Discontinued Operations	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of discontinued operations [text block]
6	Discontinued Operations

On
March
31,
2017,
the Company discontinued its Non-Core business operations. This included ceasing the operations of its consumer business activities and the sale of certain assets and specific liabilities of Prime Visibility Media Group (“
PVMG
”). The results of these operations are presented as discontinued operations in the Group’s Income Statement. Management committed to a plan to discontinue Non-Core operations and sell certain assets and specific liabilities of PVMG in
February 2017
and the disposals were finalized on
March
31,
2017.
There have been
no
discontinued operations for the year ended
March 31, 2018.
Results of the discontinued operations for the years ended
March 31, 2017
and
2016
are as follows:

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Revenue	—	26,356	50,657
Cost of revenue	—	(13,779)	(27,750)
Operating expenses	—	(13,480)	(40,007)
Loss before tax and loss on other items	—	(903)	(17,100)
Finance expense	—	—	(3)
Loss on disposition of assets	—	(3,858)	—
Loss before income taxes	—	(4,761)	(17,103)
Income tax (charge) credit	—	—	377
Loss from discontinued operations	—	(4,761)	(16,726)

	CENTS	CENTS	CENTS
LOSS PER SHARE ATTRIBUTABLE TO RHYTHMONE PLC
BASIC	—	(1.13)	(4.15)
DILUTED	—	(1.13)	(4.15)

Cash Flows from / (used in) Discontinued Operations:

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Net cash from (used in) operating activities	—	(776)	5,439
Net cash from (used in) investing activities	—	948	(206)
Net cash used in financing activities	—	(438)	(5,791)
Net cash used in discontinued operations	—	(266)	(558)

Consideration Received for sale of Certain assets and Specific Liabilities of PVMG:

MARCH 31, 2017 $000’ s
Consideration received from the purchaser:
Cash consideration received	1,064
Deferred sales proceeds (a)	2,450
Total Consideration Received	3,514

a)
The acquirer issued an unsecured promissory note to the Company which is repayable in annual installments of
$0.8
million through
March
31,
2020
and bears interest at
6%
per annum. The Company has received
$0.8
million of the promissory note during the year ended
March 31, 2018.
There is still
$1.6
million outstanding to be collected.

Details of the net assets and liabilities of PVMG disposed of are as follows:

MARCH 31, 2017 $000’ s
Assets disposed of:
Prepaid expenses	14
Property plant and equipment	15
Intangible assets	922
Goodwill	6,121
Total Assets Disposed Of	7,072

loss on disposition of assets and liabilities of PVMG:

MARCH 31, 2017 $000’ s
Consideration received	3,514
Transaction costs	(300)
Net assets of PVMG disposed of	(7,072)
Total Loss on Disposition	(3,858)

Net cash inflow on disposal of PVMG:

MARCH 31, 2017 $000’ s
Consideration received, satisfied in cash	1,064
Transaction costs	(300)
Net Cash Inflow on Disposition	764